Note 17 - Concentrations of Credit Risk - Net Revenues (Details) - Customer Concentration Risk [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Sales Revenue, Net [Member]
Total net revenues from commissions and fees	¥ 1,904,321		¥ 1,835,757		¥ 1,028,299
Total net revenues from commissions and fees, percentage	46.50%		45.00%		41.80%
Sales Revenue, Net [Member] | Huaxia Life Insurance Company Limited [Member]
Total net revenues from commissions and fees	¥ 990,865		¥ 517,759			[1]
Total net revenues from commissions and fees, percentage	24.20%		12.70%			[1]
Sales Revenue, Net [Member] | Tianan Life Insurance Company Limited [Member]
Total net revenues from commissions and fees	¥ 913,456			[1]		[1]
Total net revenues from commissions and fees, percentage	22.30%			[1]		[1]
Sales Revenue, Net [Member] | PICC [Member]
Total net revenues from commissions and fees		[1]	¥ 878,249		¥ 475,742
Total net revenues from commissions and fees, percentage		[1]	21.50%		19.30%
Sales Revenue, Net [Member] | China Pacific Property Insurance Co. Ltd [Member]
Total net revenues from commissions and fees		[1]	¥ 439,749		¥ 287,261
Total net revenues from commissions and fees, percentage		[1]			11.70%
Sales Revenue, Net [Member] | Ping An Property and Casualty Insurance Company of China Ltd [Member]
Total net revenues from commissions and fees		[1]		[1]	¥ 265,296
Total net revenues from commissions and fees, percentage		[1]		[1]	10.80%
Sales [Member] | China Pacific Property Insurance Co. Ltd [Member]
Total net revenues from commissions and fees, percentage			10.80%

[1]	represented less than 10% of total net revenues as of the year.